Note 15 - Goodwill and Other Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill	$ 2,200	$ 2,300	$ 0
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	14 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	12 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	16 years